Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net interest income
Loans	SFr 8,225	SFr 5,900	SFr 4,993
Investment securities	74	14	1
Trading assets	1,241	2,540	2,839
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,803	2,135	1,172
Other	4,700	1,676	588
Interest and dividend income	17,043	12,265	9,593
Deposits	(3,880)	(1,749)	(151)
Short-term borrowings	(2,140)	(227)	3
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(648)	(769)	(812)
Long-term debt	(6,136)	(3,438)	(2,437)
Other	(828)	(685)	(271)
Interest expense	(13,632)	(6,868)	(3,668)
Net interest income	SFr 3,411	SFr 5,397	SFr 5,925